Investments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Payments to acquire joint venture									$ 8,817	$ 0	$ 0
Equity method investments	$ 8,420				$ 0				8,420	0
Equity in net loss of affiliate	$ (637)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (637)	$ 0	$ 0
Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%								50.00%
Payments to acquire joint venture									$ 8,800
Equity method investments	$ 8,400								8,400
Equity in net loss of affiliate									$ 600
Nikola Iveco Europe B.V. | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%								50.00%
Equity method investment, volume and profit allocation percentage	50.00%								50.00%
Iveco | Nikola Iveco Europe B.V. | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%								50.00%
Equity method investment, volume and profit allocation percentage	50.00%								50.00%